Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount		₨ 832,349.8	₨ 747,252.3
Borrowings and interest thereon, carrying amount		1,273,261.5	1,414,130.2
Lease liabilities		84,529.7	67,719.8
Other financial liabilities, carrying amount		67,486.7	51,740.5
Derivative liabilities, carrying amount		97,663.3	78,589.6
Financial liabilities not measured at fair value	$ 28,663.6	2,355,291.0	2,359,432.4
Accounts payable and acceptances, contractual cash flows	10,129.6	832,349.8	747,252.3
Borrowings and interest thereon, contractual cash flows	16,920.3	1,390,343.8	1,538,821.2
Lease liabilities contractual cash flows	1,681.3	138,150.8	109,287.4
Other financial liabilities, contractual cash flows	1,099.7	90,364.0	74,986.9
Derivative liabilities, contractual cash flows	987.7	81,162.2	107,095.9
Total, contractual cash flows	30,818.6	2,532,370.6	2,577,443.7
Collateralized debt obligations, carrying amount	9.1	748.7	11,825.4
Collateralized debt obligations, contractual cash flows	$ 9.4	769.2	12,563.9
Later than one year and not later than two years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount		832,349.8	747,252.3
Borrowings and interest thereon, carrying amount		386,411.5	436,646.7
Lease liabilities		14,801.2	13,161.3
Other financial liabilities, carrying amount		41,780.6	32,551.8
Derivative liabilities, carrying amount		47,259.4	50,876.4
Financial liabilities not measured at fair value		1,322,602.5	1,280,488.5
Collateralized debt obligations, carrying amount		769.2	9,117.5
Later than two years and not later than three years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount			0.0
Borrowings and interest thereon, carrying amount		413,893.6	316,506.7
Lease liabilities		11,418.4	11,483.4
Other financial liabilities, carrying amount		28,629.5	1,653.4
Derivative liabilities, carrying amount		4,489.2	27,754.6
Financial liabilities not measured at fair value		458,430.7	357,398.1
Collateralized debt obligations, carrying amount			3,285.8
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount			0.0
Borrowings and interest thereon, carrying amount		481,256.3	586,104.1
Lease liabilities		32,606.9	24,914.0
Other financial liabilities, carrying amount		19,953.9	1,834.4
Derivative liabilities, carrying amount		29,016.8	28,315.5
Financial liabilities not measured at fair value		562,833.9	641,168.0
Collateralized debt obligations, carrying amount			160.6
Later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount			0.0
Borrowings and interest thereon, carrying amount		108,782.4	199,563.7
Lease liabilities		79,324.3	59,728.7
Other financial liabilities, carrying amount		0.0	38,947.3
Derivative liabilities, carrying amount		396.8	149.4
Financial liabilities not measured at fair value		₨ 188,503.5	₨ 298,389.1